SUPPLEMENT TO THE PROSPECTUSES AND

STATEMENT OF ADDITIONAL INFORMATION (“SAI”)

OF

EVERGREEN DOMESTIC EQUITY FUNDS I

EVERGREEN DOMESTIC EQUITY FUNDS II

EVERGREEN SECTOR FUNDS

I.       Evergreen Equity Index Fund, Evergreen Strategic Value Fund, Evergreen Utility & Telecommunications Fund (collectively, the “Funds”)

Effective January 1, 2006 the dividend payment schedule for the Funds listed will change from monthly to quarterly.

II.        Evergreen Special Equity Fund, Evergreen Strategic Growth Fund (collectively, the “Funds”)

Effective January 1, 2006 the dividend payment schedule for the Funds listed will change from monthly to annually.

III.     Evergreen Special Equity Fund

Effective September 30, 2005, the section of the prospectus entitled “THE FUND’S PORTFOLIO MANAGERS” is revised as follows:

Until November 1, 2005, the Fund will be co-managed by two teams of portfolio management professionals from EIMC’s Special Equity team and Global Structured Products team. As of November 1, 2005, the Fund will be managed by EIMC’s Global Structured Products team.

September 30, 2005 574688 (9/05)